Derivative Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013 instrument	Dec. 31, 2012 instrument	Dec. 31, 2011
Derivative Instruments
Rarely exceeded margin-to-equity ratio (as a percent)	25.00%
Daily average number of derivative instruments bought and sold	5,225	7,877
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 18,480,883	$ 22,266,105	$ (48,697,841)
Agriculturals contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	4,293,821	(3,869,332)	(18,592,666)
Currencies contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	2,122,143	(4,935,784)	(36,493,518)
Energy contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(23,395,558)	(3,960,783)	(3,355,109)
Interest rates contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(24,374,049)	14,926,969	65,198,011
Meats contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	1,088,278	(1,467,087)	(4,235,895)
Metals contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	4,917,479	(12,997,845)	(4,570,962)
Soft commodities contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	617,412	354,779	(3,246,199)
Stock indices contracts and equity options contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 53,211,357	$ 34,215,188	$ (43,401,503)